UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3361

Fidelity Massachusetts Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Massachusetts
Municipal Income Fund

October 31, 2010

1.809072.106

MFL-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.3%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
Series 2006 A, 5% 10/1/23	$ 2,740,000	$ 2,766,386
Series 2008:
4.625% 10/1/11	375,000	381,071
5.375% 10/1/14	1,150,000	1,254,938
5.875% 10/1/18	1,900,000	2,182,530
		6,584,925
Massachusetts - 94.4%
Ashland Gen. Oblig. 5.25% 5/15/19 (AMBAC Insured)	1,300,000	1,442,298
Auburn Gen. Oblig. 5.125% 6/1/23 (AMBAC Insured)	1,305,000	1,439,885
Boston Gen. Oblig.:
Series 2007 B, 5% 3/1/21	7,335,000	8,346,570
Series A:
5% 1/1/17	480,000	542,539
5% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (d)	525,000	610,376
Boston Spl. Oblig. (Boston City Hosp. Issue Proj.):
5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,705,000	10,139,978
5% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,990,000	8,313,275
5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,200,000	6,428,222
Boston Wtr. & Swr. Commission Rev.:
Series 2009 A:
5% 11/1/25	1,725,000	1,936,623
5% 11/1/26	1,500,000	1,680,480
5% 11/1/28	2,195,000	2,419,878
Sr. Series A:
5.25% 11/1/19	10,325,000	12,075,397
5.75% 11/1/13	1,390,000	1,485,215
Braintree Gen. Oblig. Series 2009:
5% 5/15/23	5,000,000	5,643,500
5% 5/15/24	5,050,000	5,640,093
Bridgewater-Raynham Reg'l. School District:
5% 6/15/18 (FSA Insured)	1,475,000	1,572,011
5% 6/15/19 (FSA Insured)	1,535,000	1,628,558
Brockton Gen. Oblig.:
5% 4/1/15 (FSA Insured)	1,000,000	1,157,640
5% 4/1/16 (FSA Insured)	1,000,000	1,169,900
Dracut Gen. Oblig.:
5% 5/15/16 (AMBAC Insured)	1,400,000	1,504,622
5% 5/15/19 (AMBAC Insured)	1,000,000	1,056,190
Freetown Lakeville Reg'l. School District 5% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265,000	2,391,999
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Hopedale Gen. Oblig. 5% 11/15/19 (AMBAC Insured)	$ 1,000,000	$ 1,074,820
Littleton Gen. Oblig. 5% 1/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380,000	1,466,112
Lowell Gen. Oblig.:
5% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,410,000	1,603,692
5% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310,000	1,457,689
Lynn Gen. Oblig.:
5% 12/1/13	2,780,000	3,107,206
5% 12/1/14	3,560,000	4,055,588
Lynn Wtr. & Swr. Commission Gen. Rev.:
Series 2003 A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,044,520
Series 2005 A:
5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,055,000	2,250,718
5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,560,000	1,689,714
Marblehead Gen. Oblig.:
5% 8/15/19	1,510,000	1,662,631
5% 8/15/20	1,465,000	1,608,043
Martha's Vineyard Land Bank Rev. Series 2006, 5% 5/1/18 (AMBAC Insured)	1,295,000	1,459,012
Massachusetts Bay Trans. Auth.:
Series 1991 A:
7% 3/1/21	1,500,000	1,876,590
7% 3/1/21 (FGIC Insured)	3,025,000	3,784,457
Series 1992 B, 6.2% 3/1/16	27,525,000	31,608,334
Series 1993 A, 5.5% 3/1/12	3,440,000	3,526,069
Massachusetts Bay Trans. Auth. Assessment Rev.:
Series 2005 A, 5% 7/1/22	3,385,000	3,769,231
Series 2008 A, 5.25% 7/1/34	17,750,000	19,433,588
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2003 C:
5.25% 7/1/19	4,430,000	5,354,098
5.25% 7/1/21	4,000,000	4,828,000
5.25% 7/1/23	3,950,000	4,750,784
Series 2004 B, 5.25% 7/1/17	2,680,000	3,222,459
Series 2004 C, 5.5% 7/1/18	3,115,000	3,811,389
Series 2005 B, 5.5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,884,640
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Bay Trans. Auth. Sales Tax Rev.: - continued
Series 2006 A, 5.25% 7/1/32	$ 7,745,000	$ 9,126,088
Series 2006 B, 5.25% 7/1/21	8,405,000	10,144,835
Series 2006 C:
5% 7/1/22	9,900,000	11,224,125
5% 7/1/23	10,000,000	11,235,700
Series 2009 B:
5% 7/1/17	7,000,000	8,308,160
5% 7/1/18	4,500,000	5,348,835
Series 2010 B:
5% 7/1/26	1,000,000	1,125,510
5% 7/1/27	865,000	969,034
5% 7/1/28	1,000,000	1,115,930
5% 7/1/30	1,000,000	1,098,770
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev.:
(Emerson College Proj.)
Series 2006 A:
5% 1/1/14	1,500,000	1,648,275
5% 1/1/17	1,250,000	1,404,588
5% 1/1/18	1,920,000	2,147,059
5% 1/1/19	2,225,000	2,447,255
5% 1/1/20	3,000,000	3,268,140
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B:
5% 1/1/15	7,600,000	8,538,144
5% 1/1/25	13,340,000	14,280,070
5% 1/1/26	4,210,000	4,473,588
5% 1/1/27	7,000,000	7,389,130
5% 1/1/30	5,000,000	5,464,350
5% 1/1/35	15,875,000	16,931,164
Massachusetts Dev. Fin. Agcy. Resource Recovery Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 1999 B, 3.4%, tender 12/1/12 (b)(c)	2,000,000	2,042,320
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2007 A, 5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,165,000	1,269,920
(Boston College Proj.) Series P:
5% 7/1/20	2,500,000	2,819,075
5% 7/1/21	3,090,000	3,452,581
(Boston Univ. Proj.):
Series T1, 5% 10/1/39 (AMBAC Insured)	10,000,000	10,253,200
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Boston Univ. Proj.):
Series U4, 5.7% 10/1/40	$ 3,100,000	$ 3,368,119
(Brandeis Univ. Proj.) Series N:
5% 10/1/23	1,040,000	1,134,942
5% 10/1/24	1,210,000	1,310,091
(Carleton-Willard Village Proj.) Series 2010:
4.75% 12/1/20	3,355,000	3,467,359
5.25% 12/1/25	820,000	843,214
5.625% 12/1/30	1,000,000	1,028,210
(College of the Holy Cross Proj.):
Series 2008 A, 5% 9/1/26	1,500,000	1,644,210
Series 2008 B, 5% 9/1/22	1,100,000	1,241,779
(Deerfield Academy Proj.) 5% 10/1/40 (a)	10,500,000	11,468,625
(Mount Holyoke College Proj.) Series 2001:
5.125% 7/1/21	5,715,000	5,874,906
5.25% 7/1/31	11,785,000	11,913,457
5.5% 7/1/14	750,000	767,385
5.5% 7/1/15	910,000	931,276
5.5% 7/1/16	590,000	603,399
(Regis College Proj.) Series 1998:
5.25% 10/1/18	1,880,000	1,857,177
5.5% 10/1/28	5,660,000	5,027,438
Series 2008, 5.75% 9/1/25	8,000,000	9,252,400
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (b)(c)	10,250,000	11,254,808
Massachusetts Edl. Fing. Auth. Rev.:
Series 2010 A:
5.5% 1/1/17	3,000,000	3,359,790
5.5% 1/1/22	3,500,000	3,809,505
5.5% 1/1/23 (c)	2,500,000	2,572,275
Series 2010 B:
4.5% 1/1/16 (c)	1,000,000	1,022,640
4.8% 1/1/17 (c)	3,000,000	3,085,350
Massachusetts Fed. Hwy.:
Series 1998 A, 0% 6/15/15	1,455,000	1,280,880
Series 2000 A:
5.75% 6/15/11	8,660,000	8,714,645
5.75% 12/15/11	9,510,000	9,569,152
5.75% 6/15/12	5,000,000	5,031,000
5.75% 6/15/13	8,000,000	8,046,480
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.:
Series 2001 D:
5.5% 11/1/18	$ 2,000,000	$ 2,461,640
5.5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,923,280
5.5% 11/1/20	1,000,000	1,235,930
5.5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,471,860
Series 2002 C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (d)	1,795,000	1,962,115
Series 2002 D, 5.375% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (d)	240,000	260,074
Series 2002 E, 5.25% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (d)	695,000	763,173
Series 2003 D:
5.25% 10/1/22 (Pre-Refunded to 10/1/13 @ 100) (d)	3,800,000	4,293,810
5.5% 10/1/18	6,000,000	7,381,380
5.5% 10/1/19	7,000,000	8,624,070
Series 2004 A:
5% 8/1/16 (Pre-Refunded to 8/1/14 @ 100) (d)	5,000,000	5,731,200
5.25% 8/1/20	4,500,000	5,460,030
5.5% 8/1/30	2,000,000	2,467,480
Series 2004 B, 5.25% 8/1/21	10,000,000	12,094,000
Series 2004 D, 5% 12/1/23 (Pre-Refunded to 12/1/14 @ 100) (d)	4,850,000	5,608,492
Series 2005 A, 5% 3/1/18	25,000,000	28,215,750
Series 2006 B:
5.25% 9/1/20 (FSA Insured)	4,255,000	5,165,442
5.25% 9/1/22	16,500,000	20,044,365
Series 2006 D, 5% 8/1/19	8,990,000	10,283,661
Series 2007 A, 0.882% 5/1/37 (b)	20,000,000	15,867,800
Series 2007 C:
5% 8/1/32	21,000,000	22,797,810
5% 8/1/37	55,375,000	58,751,214
5.25% 8/1/21 (AMBAC Insured)	980,000	1,135,065
5.25% 8/1/22	4,085,000	4,704,163
5.25% 8/1/23	12,960,000	14,838,552
5.25% 8/1/24	6,550,000	7,464,970
Series 2008 A:
5% 8/1/20	1,615,000	1,871,737
5% 8/1/22	3,685,000	4,190,766
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2008 A:
5% 8/1/24	$ 7,380,000	$ 8,284,493
5% 9/1/32	5,085,000	5,483,867
5% 8/1/33	3,500,000	3,747,765
5% 8/1/38	4,085,000	4,329,365
Series 2009 A:
5% 3/1/26	12,860,000	14,400,242
5% 3/1/29	1,520,000	1,674,174
5% 3/1/34	2,550,000	2,732,708
5% 3/1/39	17,000,000	18,193,060
Series 2009 B:
5% 7/1/23	3,605,000	4,121,633
5% 7/1/24	1,800,000	2,043,324
5% 7/1/30	7,850,000	8,624,403
Series 2009 C, 5% 7/1/21	10,000,000	11,606,100
Series 2010 B, 5% 6/1/19	5,420,000	6,450,992
Series 2010 C, 5% 1/1/15	3,595,000	4,143,058
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.) Series 2009 I, 5.75% 7/1/36	7,500,000	8,250,525
(Baystate Med. Ctr. Proj.) Series F:
5.75% 7/1/17	1,305,000	1,372,442
5.75% 7/1/18	1,300,000	1,362,634
5.75% 7/1/19	1,455,000	1,519,777
5.75% 7/1/20	1,240,000	1,291,311
5.75% 7/1/33	3,000,000	3,067,860
(Berklee College of Music Proj.) Series 2007 A:
5% 10/1/16	1,000,000	1,156,790
5% 10/1/19	3,290,000	3,669,600
5% 10/1/21	3,270,000	3,583,430
5% 10/1/23	2,000,000	2,149,640
5% 10/1/25	5,950,000	6,342,938
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (e)	10,300,000	10,336,874
(Cape Cod Healthcare Proj.) Series 2004 D:
5% 11/15/31 (Assured Guaranty Corp. Insured)	2,000,000	2,039,280
5.125% 11/15/35 (Assured Guaranty Corp. Insured)	1,000,000	1,017,710
6% 11/15/28 (Assured Guaranty Corp. Insured)	1,500,000	1,659,615
(CareGroup, Inc. Proj.):
Series 2008 B1, 5.375% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,041,340
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(CareGroup, Inc. Proj.):
Series 2008 B2:
5% 2/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 800,000	$ 819,024
5.375% 2/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750,000	1,831,585
5.375% 2/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,073,500
Series 2008 D:
5.25% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,637,070
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,450,000	1,543,888
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,058,050
5.25% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	1,985,101
Series 2008 E1:
5% 7/1/28	2,525,000	2,577,217
5.125% 7/1/33	2,000,000	2,019,420
5.125% 7/1/38	3,640,000	3,643,167
5.375% 7/1/21	10,850,000	11,640,423
Series 2008 E2:
5.375% 7/1/23	3,500,000	3,708,005
5.375% 7/1/24	5,015,000	5,279,792
5.375% 7/1/25	3,500,000	3,666,355
(Catholic Health East Proj.) Series 2010, 5% 11/15/18	1,005,000	1,132,243
(Children's Hosp. Proj.) Series 2009 M, 5.5% 12/1/39	20,000,000	21,631,200
(Emerson Hosp. Proj.) Series 2005 E, 5% 8/15/35 (Radian Asset Assurance, Inc. Insured)	2,500,000	2,116,875
(Harvard Univ. Proj.):
Series 2005 C, 5% 7/15/35	3,750,000	3,973,275
Series 2009 A, 5.5% 11/15/36	1,025,000	1,166,696
Series FF, 5.125% 7/15/37	32,840,000	33,738,831
(Lahey Clinic Med. Ctr. Proj.) Series 2005 C:
5% 8/15/30 (FGIC Insured)	5,190,000	5,202,716
5% 8/15/33 (FGIC Insured)	5,000,000	5,012,250
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	4,890,000	5,192,740
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Massachusetts Institute of Technology Proj.):
Series 2008 N, 5% 7/1/19	$ 3,000,000	$ 3,493,500
Series 2008 O, 6% 7/1/36	6,400,000	7,532,544
Series K, 5.375% 7/1/17	6,805,000	8,325,509
Series L:
5% 7/1/18	4,315,000	5,209,715
5% 7/1/23	3,990,000	4,844,099
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	500,105
(Northeastern Univ. Proj.):
Series 2008 R:
5% 10/1/16	600,000	694,074
5% 10/1/17	750,000	867,285
5% 10/1/18	500,000	577,560
5% 10/1/20	2,000,000	2,233,500
5% 10/1/22	1,160,000	1,264,238
5% 10/1/27	3,030,000	3,218,860
5% 10/1/28	1,000,000	1,052,650
5% 10/1/33	5,000,000	5,191,650
Series 2009 Y1:
5% 10/1/15	1,425,000	1,642,740
5% 10/1/16	1,495,000	1,738,416
5% 10/1/16	1,090,000	1,267,474
5% 10/1/17	1,570,000	1,823,068
5% 10/1/19	1,730,000	1,988,531
Series 2009 Y2:
5% 10/1/17	1,145,000	1,329,563
5% 10/1/18	1,215,000	1,410,020
(Partners HealthCare Sys., Inc. Proj.):
Series 1997 A, 5.125% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,885,000	3,896,694
Series 2005 F:
5% 7/1/17	1,410,000	1,567,427
5% 7/1/19	1,760,000	1,907,206
5% 7/1/20	2,350,000	2,529,611
5% 7/1/21	1,150,000	1,230,178
5% 7/1/22	1,855,000	1,979,378
Series 2007 G:
5% 7/1/18	1,500,000	1,693,380
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Partners HealthCare Sys., Inc. Proj.):
Series 2007 G:
5% 7/1/20	$ 1,300,000	$ 1,437,683
5% 7/1/22	1,350,000	1,475,199
5% 7/1/27	7,750,000	8,250,108
5% 7/1/28	5,515,000	5,857,592
Series 2009 I3:
5% 7/1/21	2,300,000	2,579,473
5% 7/1/22	5,000,000	5,583,700
Series 2010 J1, 5% 7/1/39	23,500,000	24,782,160
Series C:
5.75% 7/1/21	2,500,000	2,562,900
5.75% 7/1/32	190,000	193,711
Series E:
5% 7/1/17	1,255,000	1,336,914
5% 7/1/19	1,390,000	1,457,624
(South Shore Hosp. Proj.) Series F:
5.5% 7/1/12	800,000	806,328
5.625% 7/1/19	370,000	372,168
5.75% 7/1/29	6,370,000	6,387,454
(Tufts Univ. Proj.):
Series 2008 O, 5.375% 8/15/38	4,500,000	4,903,785
Series I, 5.5% 2/15/36	5,000,000	5,008,300
Series J, 5.5% 8/15/17	500,000	607,295
(UMass Memorial Proj.) Series 2010 G, 5% 7/1/17	2,215,000	2,476,326
(UMass Worcester Proj.):
Series 2005 D:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,040,000	3,348,864
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,735,000	4,089,526
Series B:
5.25% 10/1/15 (FGIC Insured)	565,000	581,747
5.25% 10/1/15 (Pre-Refunded to 10/1/11 @ 100) (d)	215,000	223,746
(Wellesley College Proj.) Series II:
5% 7/1/19	1,975,000	2,147,062
5% 7/1/20	2,075,000	2,252,371
(Williams College Proj.):
Series 2003 H, 5% 7/1/20	1,005,000	1,090,365
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Williams College Proj.):
Series 2006 L:
5% 7/1/17	$ 1,000,000	$ 1,151,120
5% 7/1/18	1,000,000	1,145,380
5% 7/1/19	1,695,000	1,918,299
5% 7/1/20	2,410,000	2,722,047
5% 7/1/21	2,535,000	2,833,446
(Winchester Hosp. Proj.) Series 2010 H, 5.25% 7/1/38	18,975,000	18,863,996
(Woods Hole Oceanographic Institution Proj.) Series 2008 B:
5.25% 6/1/25	1,760,000	1,963,403
5.375% 6/1/30	8,000,000	8,789,520
(Worcester City Campus Proj.) Series 2007 E:
5% 10/1/17 (FGIC Insured)	2,130,000	2,331,328
5% 10/1/18 (FGIC Insured)	1,985,000	2,161,486
5% 10/1/19 (FGIC Insured)	1,350,000	1,462,496
5% 10/1/20 (FGIC Insured)	2,465,000	2,656,728
Bonds:
(Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/15 (b)	3,000,000	3,351,750
(Northeastern Univ. Proj.) Series 2009 T1, 4.125%, tender 2/16/12 (b)	5,000,000	5,166,450
(Univ. of Massachusetts Proj.) Series 2000 A, 2.2%, tender 4/1/13 (b)	4,000,000	4,067,960
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. (Boston Edison Co. Proj.) Series 1994 A, 5.75% 2/1/14	9,900,000	9,933,858
Massachusetts Indl. Fin. Agcy. Rev. (Whitehead Institute Biomedical Research Proj.) 5.125% 7/1/26	14,600,000	14,626,864
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
(Nuclear #4 Proj.) Series A, 5.25% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,510,000	8,954,307
(Nuclear #6 Proj.) Series A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,465,000	1,534,002
(Nuclear Mix #1 Proj.) Series A, 5.25% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,000,000	8,417,680
Massachusetts Port Auth. Rev.:
Series 1973, 5.625% 7/1/12 (Escrowed to Maturity) (d)	715,000	760,803
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Port Auth. Rev.: - continued
Series 2003 A:
5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000,000	$ 2,156,840
5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,915,000	7,405,204
5% 7/1/20	2,505,000	2,668,501
5% 7/1/21	3,000,000	3,178,290
5% 7/1/22	2,000,000	2,111,480
5% 7/1/35	10,000,000	10,343,500
Series 2005 A:
5% 7/1/18 (AMBAC Insured)	5,205,000	5,817,733
5% 7/1/21 (AMBAC Insured)	5,010,000	5,486,000
Series 2007 C:
5% 7/1/17 (FSA Insured) (c)	1,660,000	1,856,909
5% 7/1/22 (FSA Insured) (c)	6,140,000	6,488,261
5% 7/1/27 (FSA Insured) (c)	5,000,000	5,247,800
Series 2010 A:
5% 7/1/34	2,000,000	2,132,420
5% 7/1/40	12,000,000	12,716,160
Massachusetts Port Auth. Spl. Facilities Rev.:
(BosFuel Corp. Proj.) Series 2007:
5% 7/1/18 (FGIC Insured) (c)	1,500,000	1,610,460
5% 7/1/19 (FGIC Insured) (c)	1,000,000	1,058,520
5% 7/1/20 (FGIC Insured) (c)	1,560,000	1,637,314
5% 7/1/21 (FGIC Insured) (c)	1,000,000	1,038,350
(Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (c)	9,335,000	9,307,275
5.5% 1/1/13 (AMBAC Insured) (c)	7,015,000	6,937,274
5.5% 1/1/14 (AMBAC Insured) (c)	6,040,000	5,926,508
5.5% 1/1/15 (AMBAC Insured) (c)	5,000,000	4,871,100
5.5% 1/1/16 (AMBAC Insured) (c)	5,000,000	4,834,100
5.5% 1/1/17 (AMBAC Insured) (c)	5,555,000	5,327,689
5.5% 1/1/18 (AMBAC Insured) (c)	6,000,000	5,706,300
5.5% 1/1/19 (AMBAC Insured) (c)	5,000,000	4,713,850
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/19	17,000,000	19,157,640
5% 8/15/22	5,540,000	6,160,535
5% 8/15/23	6,000,000	6,603,780
5% 8/15/24	26,600,000	29,164,240
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.: - continued
Series 2005 A:
5% 8/15/25	$ 13,275,000	$ 14,529,886
5% 8/15/26	2,000,000	2,163,940
5% 8/15/27	10,000,000	10,782,800
5% 8/15/30	140,060,000	149,168,077
Series 2007 A:
4.5% 8/15/35	18,560,000	18,710,150
4.75% 8/15/32	2,685,000	2,800,213
5% 8/15/17 (AMBAC Insured)	5,000,000	5,943,450
5% 8/15/37	26,605,000	28,024,909
Massachusetts Spl. Oblig. Dedicated Tax Rev.:
Series 2004, 5.25% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,935,000	6,857,893
Series 2005, 5.5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,165,840
Massachusetts Spl. Oblig. Rev.:
Series 2002 A:
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,070,000	13,037,914
5.5% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,520,000	3,027,503
Series 2005 A:
5% 6/1/23 (FSA Insured)	2,000,000	2,203,140
5.5% 6/1/16 (FSA Insured)	3,000,000	3,602,400
5.5% 6/1/18 (FSA Insured)	9,740,000	11,941,532
5.5% 6/1/19	10,000,000	12,285,700
Massachusetts State College Bldg. Auth. Rev.:
Series 2002 A, 0% 5/1/22 (Escrowed to Maturity) (d)	2,250,000	1,562,085
Series 2003 A:
5.25% 5/1/14 (XL Cap. Assurance, Inc. Insured)	2,075,000	2,285,758
5.25% 5/1/15 (XL Cap. Assurance, Inc. Insured)	2,030,000	2,225,651
5.25% 5/1/16 (XL Cap. Assurance, Inc. Insured)	1,295,000	1,417,805
5.25% 5/1/19 (XL Cap. Assurance, Inc. Insured)	2,680,000	2,894,320
5.25% 5/1/21 (XL Cap. Assurance, Inc. Insured)	1,965,000	2,113,672
5.25% 5/1/23 (XL Cap. Assurance, Inc. Insured)	2,665,000	2,865,941
Series 2003 B:
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	6,080,000	2,697,392
5.375% 5/1/18 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,336,698
5.375% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,825,000	2,222,923
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts State College Bldg. Auth. Rev.: - continued
Series 2004 A:
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,270,000	$ 2,510,892
5% 5/1/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,410,000	11,703,808
Series 2006 A:
5% 5/1/31 (AMBAC Insured)	5,000,000	5,267,100
5% 5/1/36 (AMBAC Insured)	9,220,000	9,684,688
Series 2008 A:
5% 5/1/19 (Assured Guaranty Corp. Insured)	1,730,000	2,008,513
5% 5/1/20 (Assured Guaranty Corp. Insured)	2,130,000	2,460,384
5% 5/1/21 (Assured Guaranty Corp. Insured)	2,440,000	2,782,918
5% 5/1/22 (Assured Guaranty Corp. Insured)	2,430,000	2,736,642
5% 5/1/23 (Assured Guaranty Corp. Insured)	2,490,000	2,784,791
5% 5/1/38 (Assured Guaranty Corp. Insured)	10,000,000	10,562,500
Series 2009 A:
5.375% 5/1/34	2,150,000	2,357,884
5.5% 5/1/39	7,000,000	7,733,950
5.75% 5/1/49	10,000,000	11,097,800
Series 2009 B:
5% 5/1/28	1,000,000	1,099,080
5% 5/1/35	2,500,000	2,675,475
5% 5/1/40	4,625,000	4,938,390
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Sr. Series A:
0% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,110,000	2,497,461
0% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,700,000	3,106,488
0% 1/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,195,000	12,523,810
Sr. Series C:
0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	2,484,090
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,705,000	6,003,967
0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,660,000	1,222,324
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	13,815,000	9,546,718
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Tpk. Auth. Western Tpk. Rev. Series 1997 A, 5.55% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 11,030,000	$ 11,069,377
Massachusetts Wtr. Poll. Abatement Trust:
(MWRA Prog.) Series 2002 A, 5.25% 8/1/20	1,700,000	1,810,840
(Pool Prog.):
Series 10:
5% 8/1/22	305,000	334,027
5% 8/1/29	1,765,000	1,858,333
5% 8/1/34	150,000	156,432
5.25% 8/1/15	2,435,000	2,787,296
Series 12:
5% 8/1/19	13,995,000	15,887,964
5% 8/1/20	9,570,000	10,793,333
Series 13:
5% 8/1/19	3,740,000	4,342,028
5% 8/1/20	5,145,000	5,928,223
5% 8/1/21	5,350,000	6,110,984
5% 8/1/22	8,355,000	9,438,811
5% 8/1/23	6,385,000	7,179,933
5% 8/1/24	1,000,000	1,119,960
Series 2004 A:
5.25% 8/1/16	21,700,000	26,069,512
5.25% 2/1/17	6,435,000	7,765,822
5.25% 2/1/18	6,300,000	7,679,007
5.25% 8/1/22	6,525,000	8,012,504
5.25% 2/1/23	1,390,000	1,710,048
5.25% 2/1/24	1,170,000	1,435,766
5.25% 8/1/24	3,780,000	4,664,596
Series 4, 5.125% 8/1/14	70,000	70,211
Series 5, 5.25% 8/1/15	75,000	75,208
Series 6:
5.25% 8/1/19	30,000	30,393
5.5% 8/1/30	17,580,000	17,780,236
5.625% 8/1/14	115,000	116,555
5.625% 8/1/15	25,000	25,335
5.625% 8/1/16	485,000	491,402
Series 7:
5.25% 2/1/16	4,495,000	4,641,043
5.25% 2/1/17	2,795,000	2,883,490
Series 8:
5% 8/1/17	110,000	117,272
5% 8/1/20	105,000	111,396
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust: - continued
(Pool Prog)
Series 9, 5.25% 8/1/33	$ 595,000	$ 620,246
Series 14:
5% 8/1/25	4,950,000	5,628,744
5% 8/1/32	5,685,000	6,250,373
5% 8/1/38	8,390,000	9,113,134
Series 2010 A, 5% 8/1/21	9,000,000	10,677,960
5% 8/1/21	7,520,000	8,833,218
5% 8/1/22	4,290,000	4,977,644
5% 8/1/23	5,000,000	5,768,100
5% 8/1/24	4,215,000	4,838,019
5% 8/1/25	4,965,000	5,666,157
5% 8/1/26	3,205,000	3,623,573
5% 8/1/27	2,460,000	2,811,436
5% 8/1/28	3,480,000	3,954,324
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.):
Series 1993 A, 5.45% 2/1/13 (Escrowed to Maturity) (d)	1,040,000	1,090,118
Series 1998 A:
5.25% 8/1/12	565,000	566,927
5.25% 8/1/13	330,000	330,274
Series A, 5% 8/1/15 (Escrowed to Maturity) (d)	950,000	1,119,357
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1992 A, 6.5% 7/15/19 (Escrowed to Maturity) (d)	21,960,000	26,909,784
Series 1998 B:
5.5% 8/1/15 (FSA Insured)	1,500,000	1,785,120
5.5% 8/1/16 (FSA Insured)	1,425,000	1,724,464
Series 2002 J:
5% 8/1/42	8,000,000	8,107,440
5.5% 8/1/20	1,000,000	1,231,700
Series 2005 A:
5.25% 8/1/21	12,645,000	14,511,276
5.25% 8/1/24	9,000,000	10,157,400
Series 2006 A, 5% 8/1/41	9,000,000	9,405,630
Series 2007 A:
5% 8/1/23 (FSA Insured)	2,000,000	2,214,140
5% 8/1/25 (FSA Insured)	2,000,000	2,202,200
5% 8/1/26 (FSA Insured)	2,000,000	2,187,980
5% 8/1/27 (FSA Insured)	2,000,000	2,180,920
5% 8/1/28 (FSA Insured)	2,000,000	2,169,200
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.: - continued
Series 2009 A:
5% 8/1/34	$ 6,350,000	$ 6,794,945
5% 8/1/39	7,360,000	7,814,406
Series 2009 B, 5% 8/1/22	2,540,000	2,919,654
Monson Gen. Oblig.:
5.25% 5/15/17 (AMBAC Insured)	2,120,000	2,246,734
5.25% 5/15/19 (AMBAC Insured)	2,335,000	2,463,262
5.25% 11/1/21 (AMBAC Insured)	1,000,000	1,096,370
5.25% 5/15/22 (AMBAC Insured)	2,985,000	3,123,504
Newton Gen. Oblig. Series 2009 A:
4% 4/1/23	1,490,000	1,616,158
5% 4/1/20	1,840,000	2,199,278
5% 4/1/21	1,915,000	2,261,768
Pioneer Valley Reg'l. School District:
5.375% 6/15/15 (AMBAC Insured)	1,235,000	1,323,389
5.375% 6/15/16 (AMBAC Insured)	1,000,000	1,071,070
Pittsfield Gen. Oblig.:
4% 3/1/15	1,555,000	1,717,840
4% 3/1/16	3,355,000	3,729,921
Plymouth Gen. Oblig.:
Series 2009:
5% 5/15/23	1,255,000	1,440,690
5% 5/15/25	1,150,000	1,298,914
5% 10/15/15	500,000	586,050
5% 10/15/16	1,675,000	1,988,610
5% 10/15/17	1,665,000	1,988,776
5% 10/15/19	500,000	599,680
Randolph Gen. Oblig.:
5% 9/1/16 (AMBAC Insured)	1,170,000	1,275,522
5% 9/1/18 (AMBAC Insured)	1,090,000	1,169,352
5% 9/1/19 (AMBAC Insured)	1,085,000	1,157,912
Reading Gen. Oblig.:
5% 3/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	2,320,689
5% 3/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,190,000	2,412,614
Revere Gen. Oblig. Series 2009:
5% 4/1/28	515,000	565,341
5% 4/1/39	2,000,000	2,126,900
5.5% 4/1/27	2,510,000	2,853,368
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Salem Gen. Oblig.:
5% 1/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,525,000	$ 1,620,496
5% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,429,164
Springfield Gen. Oblig.:
Series 2005:
5% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,610,000	3,948,654
5% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050,000	2,231,856
Series 2007:
5% 8/1/15 (FSA Insured)	1,000,000	1,150,270
5% 8/1/16 (FSA Insured)	8,000,000	9,267,840
5% 8/1/17 (FSA Insured)	5,000,000	5,749,550
5% 8/1/18 (FSA Insured)	7,210,000	8,165,613
5.75% 8/1/14 (FSA Insured)	4,000,000	4,621,400
Springfield Wtr. & Swr. Commission Rev. Series 2008 A:
5.75% 10/15/26 (Assured Guaranty Corp. Insured)	1,000,000	1,154,200
5.75% 10/15/27 (Assured Guaranty Corp. Insured)	1,000,000	1,153,450
5.75% 10/15/28 (Assured Guaranty Corp. Insured)	1,000,000	1,148,970
Taunton Gen. Oblig.:
5% 12/1/15	2,350,000	2,714,556
5% 12/1/16	2,340,000	2,731,084
5% 12/1/17	1,965,000	2,299,895
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
Series 2004 1, 5.375% 11/1/16 (AMBAC Insured)	1,305,000	1,475,955
Series 2008 2, 5% 5/1/38 (FSA Insured)	20,605,000	21,832,028
Woods Hole, Martha's Vineyard & Nantucket Steamship Auth. Series 2004 B, 5% 3/1/17	3,300,000	3,736,227
Worcester Gen. Oblig.:
Series 2001 A:
5.25% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,465,000	1,485,818
5.5% 8/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,285,000	1,328,240
5.5% 8/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,020,100
Series 2001 B, 5.5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,070,000	1,110,157
		2,331,025,225
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 3.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	$ 3,000,000	$ 3,059,670
Series 2002 E, 5.5% 7/1/21 (FSA Insured)	1,700,000	1,935,314
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2004 A:
5.25% 7/1/18	3,500,000	3,650,535
5.25% 7/1/18 (CIFG North America Insured) (FSA Insured)	2,500,000	2,657,250
Series 2006 A:
3.136% 7/1/21 (FGIC Insured) (b)	5,400,000	4,367,682
5.25% 7/1/26	3,000,000	3,103,590
5.25% 7/1/30	1,960,000	2,009,980
Series 2006 B, 5.25% 7/1/32	1,000,000	1,019,530
Series 2007 A, 5.5% 7/1/21 (FGIC Insured)	8,000,000	8,734,800
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	3,790,000	4,025,814
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (b)	3,100,000	3,416,200
Puerto Rico Pub. Fin. Corp. Commonwealth Appropriation Bonds Series 2004 A, 5.25%, tender 2/1/12 (AMBAC Insured) (b)	1,015,000	1,044,780
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (FGIC Insured)	47,350,000	7,442,473
0% 8/1/42 (FGIC Insured)	6,220,000	914,900
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	255,990
0% 8/1/47 (AMBAC Insured)	48,100,000	5,157,282
Series 2009 A:
6% 8/1/42	3,800,000	4,182,052
6.5% 8/1/44	5,345,000	6,089,559
Series 2010 A, 0% 8/1/33	55,000,000	13,716,450
		76,783,851
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
Series 2004 A:
5% 10/1/11	805,000	828,530
5% 10/1/13	700,000	755,783
5.25% 10/1/16	750,000	810,375
Series 2009 A, 6.75% 10/1/37	4,000,000	4,525,840
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - continued
Virgin Islands Pub. Fin. Auth.: - continued
Series 2009 A1, 5% 10/1/39	$ 1,500,000	$ 1,479,615
Series 2009 B, 5% 10/1/25	2,800,000	2,860,452
		11,260,595
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $2,311,107,287)	2,425,654,596
NET OTHER ASSETS (LIABILITIES) - 1.7%	42,624,249
NET ASSETS - 100%	$ 2,468,278,845
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,336,874 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 9,660,679
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $2,310,381,395. Net unrealized appreciation aggregated $115,273,201, of which $126,272,092 related to appreciated investment securities and $10,998,891 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Massachusetts Municipal Money Market Fund

October 31, 2010

1.809069.106

MFS-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.9%
	Principal Amount	Value
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.54%, VRDN (b)	$ 4,300,000	$ 4,300,000
Florida - 0.2%
Orlando Utils. Commission Wtr. & Elec. Rev. Participating VRDN Series PT 2285, 0.31% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	8,870,000	8,870,000
Indiana - 0.1%
Michigan City Ltd. Oblig. Rev. (Palatek Proj.) 0.43%, LOC Comerica Bank, VRDN (b)(e)	4,715,000	4,715,000
Louisiana - 0.2%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2004, 0.55%, VRDN (b)	12,500,000	12,500,000
Massachusetts - 84.4%
Bedford Gen. Oblig. Bonds 3% 8/15/11	1,016,000	1,036,665
Boston Indl. Dev. Rev. (New Boston Seafood Ctr., Inc. Proj.) Series 1997, 0.33%, LOC Bank of America NA, VRDN (b)(e)	2,910,000	2,910,000
Boston Wtr. & Swr. Commission Rev.:
Participating VRDN Series SG 75, 0.31% (Liquidity Facility Societe Generale) (b)(f)	2,000,000	2,000,000
Series 1994 A, 0.28%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	12,600,000	12,600,000
Canton Gen. Oblig. BAN 1.5% 5/27/11	7,237,500	7,281,735
Canton Hsg. Auth. Multi-family Hsg. Mtg. Rev. (Canton Arboretum Apt. Proj.) Series 1999, 0.27%, LOC Fannie Mae, VRDN (b)(e)	7,665,000	7,665,000
Chatham Gen. Oblig. BAN 1.5% 6/30/11	24,500,000	24,675,517
Concord Gen. Oblig. BAN 1.5% 5/26/11	5,450,000	5,483,064
Danvers Gen. Oblig. BAN 1.5% 7/8/11	13,245,000	13,340,316
Framingham Gen. Oblig. BAN 1.5% 6/17/11	30,244,773	30,451,647
Haverhill Gen. Oblig. BAN:
1.5% 12/1/10	7,000,000	7,005,259
1.5% 3/1/11	7,725,000	7,749,729
Lexington Gen. Oblig. Bonds 2% 2/15/11	1,502,000	1,509,327
Littleton Gen. Oblig. BAN 1% 4/15/11	7,472,000	7,492,932
Manchester Essex Reg'l. School District BAN 1% 12/17/10	4,000,000	4,002,851
Marblehead Gen. Oblig. BAN 2% 8/12/11	3,332,000	3,372,522
Massachusetts Participating VRDN Series Clipper 07 18, 0.31% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	99,175,000	99,175,000
Massachusetts Bay Trans. Auth. Assessment Rev. Participating VRDN Series DC 8031, 0.36% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	17,180,000	17,180,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN:
Series DC 8028, 0.38% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	$ 700,000	$ 700,000
Series DC 8030, 0.36% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	1,000,000	1,000,000
Series DCL 08 25, 0.38% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	17,545,000	17,545,000
Series DCL 08 26, 0.36% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	1,000,000	1,000,000
Series DCL 08 28, 0.36% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	16,600,000	16,600,000
Series DCL 08 29, 0.36% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	27,140,000	27,140,000
Series PT 4140, 0.28% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(f)	34,210,000	34,210,000
Series PT 4406, 0.46% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	8,240,000	8,240,000
Series ROC II R 11873, 0.28% (Liquidity Facility Citibank NA) (b)(f)	3,125,000	3,125,000
Series 2008 A1, 0.35% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	35,200,000	35,200,000
Series B, 0.3% 4/7/11 (Liquidity Facility Fortis Banque SA), CP	35,450,000	35,450,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 0.24%, LOC Citibank NA, VRDN (b)	15,800,000	15,800,000
Series 2010 A2, 0.24%, LOC Wells Fargo Bank NA, VRDN (b)	40,675,000	40,675,000
Series 2010 A3, 0.26%, LOC Bank of America NA, VRDN (b)	40,300,000	40,300,000
Series 2010 A6, 0.26%, LOC Bank of America NA, VRDN (b)	20,000,000	20,000,000
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005, 0.85% tender 11/1/10, CP mode (e)	3,600,000	3,600,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 0.55%, LOC Bank of America NA, VRDN (b)(e)	2,200,000	2,200,000
(Monkiewicz Realty Trust Proj.) 0.55%, LOC Bank of America NA, VRDN (b)(e)	3,600,000	3,600,000
(Ocean Spray Cranberries, Inc. Proj.) Series 2000, 0.35%, LOC Bank of America NA, VRDN (b)	8,500,000	8,500,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev.:
(Archstone Reading Apts. Proj.) Series 2004 A, 0.32%, LOC Freddie Mac, VRDN (b)(e)	$ 24,840,000	$ 24,840,000
(Avalon Acton Apts. Proj.) Series 2006, 0.33%, LOC Fannie Mae, VRDN (b)(e)	38,000,000	38,000,000
(Casco Crossing Proj.) 0.32%, LOC Fannie Mae, VRDN (b)(e)	10,535,000	10,535,000
(Clarendon Street Proj.) Series 2006 A, 0.31%, LOC Bayerische Landesbank, VRDN (b)(e)	40,000,000	40,000,000
(Georgetown Village Apts. Proj.) Series 2003 A, 0.29%, LOC Fannie Mae, VRDN (b)(e)	15,200,000	15,200,000
(Salem Heights Apts. Proj.) Series 2003 A, 0.28%, LOC Fed. Home Ln. Bank of Boston, VRDN (b)(e)	15,400,000	15,400,000
(Tammy Brook Apts. Proj.) Series 2009, 0.27%, LOC Freddie Mac, VRDN (b)	4,000,000	4,000,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Abby Kelley Foster Charter Pub. School Proj.) Series 2008, 0.27%, LOC TD Banknorth, NA, VRDN (b)	4,800,000	4,800,000
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 0.31%, LOC Banco Santander SA, VRDN (b)	9,135,000	9,135,000
(Babson College Proj.) Series 2008 A, 0.24%, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	20,280,000	20,280,000
(Berkshire School Proj.) Series 2001, 0.28%, LOC JPMorgan Chase Bank, VRDN (b)	10,500,000	10,500,000
(Boston Univ. Proj.):
Series U-5B, 0.25%, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	27,105,000	27,105,000
Series U3, 0.23%, LOC BNP Paribas SA, VRDN (b)	24,775,000	24,775,000
Series U5A, 0.24%, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	22,070,000	22,070,000
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 0.27%, LOC Banco Santander SA, VRDN (b)	7,000,000	7,000,000
(Brooks School Proj.) Series 2008, 0.29%, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	6,100,000	6,100,000
(Clark Univ. Proj.) 0.25%, LOC TD Banknorth, NA, VRDN (b)	30,675,000	30,675,000
(Ed. Lawrence Academy Proj.) Series 2003 A, 0.55%, LOC Bank of America NA, VRDN (b)	1,690,000	1,690,000
(Edgewood Retirement Cmnty. Proj.):
Series 2000 A, 0.26%, LOC Bank of America NA, VRDN (b)	9,160,000	9,160,000
Series 2008, 0.26%, LOC Bank of America NA, VRDN (b)	21,680,000	21,680,000
(Fay School Proj.) 0.26%, LOC TD Banknorth, NA, VRDN (b)	5,950,000	5,950,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Fessenden School Proj.) Series 2001, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	$ 6,270,000	$ 6,270,000
(Fifteen-O-Five West Housatonic LLC Proj.) Series 2007, 0.31%, LOC HSBC Bank USA, NA, VRDN (b)(e)	2,765,000	2,765,000
(Hockomock YMCA Proj.) Series 2009, 0.27%, LOC Bank of America NA, VRDN (b)	14,165,000	14,165,000
(Institute of Contemporary Art Proj.) Series 2004 A, 0.29%, LOC Bank of America NA, VRDN (b)	4,650,000	4,650,000
(Judge Rotenburg Ctr. Proj.) 0.35%, LOC Bank of America NA, VRDN (b)	9,175,000	9,175,000
(Justice Resource Institute Proj.) Series 2008, 0.35%, LOC Bank of America NA, VRDN (b)	11,980,000	11,980,000
(Lesley Univ. Proj.) 0.33%, LOC Bank of America NA, VRDN (b)	12,000,000	12,000,000
(Mary Ann Morse Healthcare Proj.) Series 2007, 0.39%, LOC Banco Santander SA, VRDN (b)	13,600,000	13,600,000
(Seashore Point - Deaconess, Inc. Proj.) 0.27%, LOC Banco Santander SA, VRDN (b)	6,000,000	6,000,000
(Seven Hills Foundation and Affiliates Proj.) Series 2008 B, 0.28%, LOC TD Banknorth, NA, VRDN (b)	5,385,000	5,385,000
(Simmons College Proj.) Series G, 0.28%, LOC TD Banknorth, NA, VRDN (b)	15,435,000	15,435,000
(Smith College Proj.) Series 2007, 0.26% (Liquidity Facility Bank of America NA), VRDN (b)	33,760,000	33,760,000
(The Chestnut Hill School Proj.) Series 2002, 0.27%, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	4,870,000	4,870,000
(Wilber School Apts. Proj.) Series 2008 A, 0.27%, LOC Bank of America NA, VRDN (b)	8,100,000	8,100,000
(Williston Northampton School Proj.) Series 2010, 0.29%, LOC Bank of America NA, VRDN (b)	6,060,000	6,060,000
(Worcester Polytechnic Institute Proj.) Series A, 0.35%, LOC TD Banknorth, NA, VRDN (b)	9,620,000	9,620,000
(YMCA of Greater Boston Proj.) Series 2004 A, 0.27%, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	17,675,000	17,675,000
Series 2001, 0.3% 12/7/10, LOC JPMorgan Chase Bank, CP	8,150,000	8,150,000
0.32% 12/7/10, LOC Bank of America NA, CP	7,277,000	7,277,000
Massachusetts Dev. Fin. Agcy. Sr. Living Facility Rev. (New England Deaconess Assoc. Proj.) Series 2004, 0.27%, LOC Banco Santander SA, VRDN (b)	11,005,000	11,005,000
Massachusetts Gen. Oblig.:
Bonds:
Series 2010 B, 2% 6/1/11	12,740,000	12,859,015
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series A, 6% 11/1/10	$ 2,665,000	$ 2,665,000
Participating VRDN:
Series Clipper 07 06, 0.31% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	53,850,000	53,850,000
Series DCL 08 22, 0.36% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	33,050,000	33,050,000
Series EGL 07 0124, 0.28% (Liquidity Facility Citibank NA) (b)(f)	12,235,000	12,235,000
Series EGL 07 0149, 0.28% (Liquidity Facility Citibank NA) (b)(f)	28,300,000	28,300,000
Series PT 3989, 0.3% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(f)	22,790,000	22,790,000
Series Putters 2022, 0.33% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	22,040,000	22,040,000
Series Putters 2648, 0.33% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,850,000	1,850,000
Series ROC II R 11163, 0.28% (Liquidity Facility Citibank NA) (b)(f)	15,200,000	15,200,000
(Central Artery Proj.) Series 2000 A, 0.28% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	77,550,000	77,550,000
RAN:
Series 2010 A, 2% 4/28/11	49,000,000	49,405,128
Series 2010 C, 2% 6/23/11	32,150,000	32,494,749
Series 1997 B, 0.28% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	140,570,000	140,570,000
Series 1998 A, 0.28% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	64,800,000	64,800,000
Series 2001 B, 0.29% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	37,620,000	37,620,000
Series 2001 C, 0.26% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	84,200,000	84,200,000
Series 2006 A, 0.33% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	71,030,000	71,030,000
Series H, 0.3% 11/4/10 (Liquidity Facility Bank of Nova Scotia New York Branch), CP	49,400,000	49,400,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds (Partners HealthCare Sys. Proj.):
Series 2008 H1:
0.31% tender 4/6/11, CP mode	8,000,000	8,000,000
0.32% tender 3/8/11, CP mode	12,500,000	12,500,000
0.33% tender 4/7/11, CP mode	12,500,000	12,500,000
0.35% tender 11/10/10, CP mode	2,660,000	2,660,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Partners HealthCare Sys. Proj.):
Series 2008 H2:
0.31% tender 4/8/11, CP mode	$ 19,790,000	$ 19,790,000
0.32% tender 2/3/11, CP mode	14,040,000	14,040,000
0.32% tender 2/8/11, CP mode	19,790,000	19,790,000
0.34% tender 11/2/10, CP mode	7,020,000	7,020,000
Participating VRDN:
Series BA 08 1056, 0.3% (Liquidity Facility Bank of America NA) (b)(f)	3,290,000	3,290,000
Series BA 08 3320, 0.3% (Liquidity Facility Bank of America NA) (b)(f)	2,810,000	2,810,000
Series BBT 08 54, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	12,610,000	12,610,000
Series BBT 08 56, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	11,395,000	11,395,000
Series BC 10 15W, 0.26% (Liquidity Facility Barclays Bank PLC) (b)(f)	6,500,000	6,500,000
Series BC 10 16W, 0.25% (Liquidity Facility Barclays Bank PLC) (b)(f)	5,000,000	5,000,000
Series BC 10 20W, 0.25% (Liquidity Facility Barclays Bank PLC) (b)(f)	6,735,000	6,735,000
Series Clipper 07 08, 0.28% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	11,250,000	11,250,000
Series PT 4633, 0.28% (Liquidity Facility Deutsche Postbank AG) (b)(f)	24,800,000	24,800,000
Series Putters 3104, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,550,000	3,550,000
Series Putters 3529, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	16,660,000	16,660,000
Series Putters 3530, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,000,000	1,000,000
Series Putters 3531, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	12,495,000	12,495,000
Series Putters 3548, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,925,000	9,925,000
Series Putters 3650, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,800,000	11,800,000
Series SGB 42, 0.28% (Liquidity Facility Societe Generale) (b)(f)	27,080,000	27,080,000
(Baystate Health Sys. Proj.):
Series 2009 J1, 0.24%, LOC JPMorgan Chase Bank, VRDN (b)	26,700,000	26,700,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Baystate Health Sys. Proj.):
Series 2009 J2, 0.28%, LOC JPMorgan Chase Bank, VRDN (b)	$ 2,500,000	$ 2,500,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 0.26%, LOC Bank of America NA, VRDN (b)	16,210,000	16,210,000
(Boston Univ. Proj.) Series H, 0.25%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	15,200,000	15,200,000
(Children's Hosp. Proj.):
Series 2010 N2, 0.25%, LOC TD Banknorth, NA, VRDN (b)	53,900,000	53,900,000
Series 2010 N3, 0.24%, LOC JPMorgan Chase Bank, VRDN (b)	5,000,000	5,000,000
(Dana-Farber Cancer Institute Proj.):
Series 2008 L1, 0.24%, LOC JPMorgan Chase Bank, VRDN (b)	22,800,000	22,800,000
Series 2008 L2, 0.26%, LOC Bank of America NA, VRDN (b)	29,100,000	29,100,000
(Endicott College Proj.):
Series 2004 D, 0.35%, LOC Bank of America NA, VRDN (b)	23,945,000	23,945,000
Series 2007 E, 0.35%, LOC Bank of America NA, VRDN (b)	12,550,000	12,550,000
(Fairview Extended Care Proj.) Series B, 0.35%, LOC Bank of America NA, VRDN (b)	28,470,000	28,470,000
(Hallmark Health Sys. Proj.) Series 2008 C, 0.28%, LOC Bank of America NA, VRDN (b)	21,675,000	21,675,000
(Harvard Vanguard Med. Associates Proj.) Series 2004, 0.24%, LOC TD Banknorth, NA, VRDN (b)	2,800,000	2,800,000
(Lowell Gen. Hosp. Proj.) Series 2010 D, 0.28%, LOC JPMorgan Chase Bank, VRDN (b)	33,000,000	33,000,000
(Mount Ida College Proj.) Series 2007 A, 0.35%, LOC Bank of America NA, VRDN (b)	1,000,000	1,000,000
(Northeast Hosp. Corp. Proj.):
Series 2004 G, 0.28%, LOC JPMorgan Chase Bank, VRDN (b)	38,125,000	38,125,000
Series 2006 H, 0.31%, LOC Bank of America NA, VRDN (b)	23,000,000	23,000,000
(Peabody Essex Museum Proj.) Series 2002, 0.35%, LOC Bank of America NA, VRDN (b)	14,750,000	14,750,000
(Southcoast Health Sys. Obligated Group Proj.) Series 2008 C, 0.26%, LOC Bank of America NA, VRDN (b)	29,765,000	29,765,000
(Williams College Proj.) Series 2006 J, 0.27%, VRDN (b)	17,437,000	17,437,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Winchester Hosp. Proj.) Series 2004 F, 0.29%, LOC Bank of America NA, VRDN (b)	$ 15,170,000	$ 15,170,000
Bonds:
(Northeastern Univ. Proj.) Series 2008 T3, 0.6%, tender 2/17/11 (b)	18,100,000	18,100,000
(Williams College Proj.) 0.45%, tender 4/7/11 (b)	22,300,000	22,303,379
Series 2009 O-1, 0.26%, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	57,225,000	57,225,000
0.28% 12/7/10, CP	19,400,000	19,400,000
0.28% 12/7/10, CP	5,000,000	5,000,000
0.28% 12/7/10, CP	51,025,000	51,025,000
Massachusetts Health and Edl. Facilities Auth. Rev. Participating VRDN Floaters 10 34B, 0.25% (Liquidity Facility Barclays Bank PLC) (b)(f)	16,715,000	16,715,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Series 2004 A, 0.35%, LOC Lloyds TSB Bank PLC, VRDN (b)(e)	24,400,000	24,400,000
Series 2008 A, 0.35%, LOC Lloyds TSB Bank PLC, VRDN (b)(e)	12,000,000	12,000,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. (Princeton Crossing LP Proj.) Series 1996 A, 0.3%, LOC Fannie Mae, VRDN (b)(e)	20,500,000	20,500,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(346 Univ. LLC Proj.) Series 1996, 0.55%, LOC Bank of America NA, VRDN (b)(e)	1,200,000	1,200,000
(BBB Esq. LLC Proj.) Series 1996, 0.55%, LOC Bank of America NA, VRDN (b)(e)	2,100,000	2,100,000
(Boutwell Owens & Co., Inc. Proj.) Series 1998, 0.55%, LOC Wells Fargo Bank NA, VRDN (b)(e)	640,000	640,000
(Brady Enterprises Proj.) Series 1996, 0.55%, LOC Bank of America NA, VRDN (b)(e)	1,450,000	1,450,000
(Decas Cranberry Proj.) Series 1997, 0.55%, LOC Bank of America NA, VRDN (b)(e)	2,625,000	2,625,000
(Interpolymer Corp. Proj.) Series 1992, 0.35%, LOC Bank of America NA, VRDN (b)(e)	800,000	800,000
(United Plastics Proj.) Series 1997, 0.55%, LOC Wells Fargo Bank NA, VRDN (b)(e)	1,615,000	1,615,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.8% tender 11/1/10, CP mode	7,400,000	7,400,000
Series 1993 B, 0.9% tender 11/5/10, CP mode	800,000	800,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Port Auth. Rev.:
Participating VRDN Series Solar 06 108, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	$ 14,340,000	$ 14,340,000
Series 2003 A:
0.3% 12/8/10, LOC Bank of New York, New York, CP	5,000,000	5,000,000
0.3% 2/8/11, LOC Bank of New York, New York, CP	5,000,000	5,000,000
Series 2003 B:
0.3% 12/8/10, LOC Bank of New York, New York, CP (e)	59,000,000	59,000,000
0.3% 12/10/10, LOC Bank of New York, New York, CP (e)	9,400,000	9,400,000
Series 2008 A, 0.27%, LOC Bank of America NA, VRDN (b)	11,880,000	11,880,000
Series 2010 D, 0.28%, LOC Bank of America NA, VRDN (b)(e)	94,005,000	94,005,000
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 0.35%, LOC Royal Bank of Scotland PLC, VRDN (b)(e)	37,100,000	37,100,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
ROC II R 12193, 0.28% (Liquidity Facility Citibank NA) (b)(f)	8,000,000	8,000,000
Series BA 08 1082, 0.3% (Liquidity Facility Bank of America NA) (b)(f)	7,020,000	7,020,000
Series BA 08 3307, 0.3% (Liquidity Facility Bank of America NA) (b)(f)	5,000,000	5,000,000
Series EGL 07 0031, 0.28% (Liquidity Facility Citibank NA) (b)(f)	32,600,000	32,600,000
Series EGL 07 0032, 0.28% (Liquidity Facility Citibank NA) (b)(f)	69,300,000	69,300,000
Series EGL 07 0067, 0.28% (Liquidity Facility Citibank NA) (b)(f)	41,660,000	41,660,000
Series EGL 07 0092, 0.28% (Liquidity Facility Citibank NA) (b)(f)	45,095,000	45,095,000
Series Putters 1185, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,160,000	10,160,000
Series Putters 1197, 0.31% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,000,000	1,000,000
Series Putters 2479Z, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,595,000	7,595,000
Series Putters 2857, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,080,000	9,080,000
Series Putters 3691, 0.31% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,100,000	2,100,000
Series Solar 05 03, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	20,330,000	20,330,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Spl. Oblig. Rev. Bonds Series A, 5.375% 6/1/11	$ 2,000,000	$ 2,058,594
Massachusetts St Wtr. Resources Auth. Participating VRDN Series Putters 3690, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,300,000	1,300,000
Massachusetts State College Bldg. Auth. Rev. Bonds Series 1994 A, 7.5% 5/1/11	1,405,000	1,454,508
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 1% tender 11/4/10, CP mode (e)	12,300,000	12,300,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series BBT 08 40, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	15,455,000	15,455,000
Series Clipper 06 11, 0.31% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	23,900,000	23,900,000
Series PT 4644, 0.28% (Liquidity Facility Deutsche Postbank AG) (b)(f)	11,245,000	11,245,000
Series Putters 3159, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	15,490,000	15,490,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN:
Series DCL 07 001, 0.36% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	25,110,000	25,110,000
Series EGL 06 0054, 0.28% (Liquidity Facility Citibank NA) (b)(f)	4,300,000	4,300,000
Series EGL 7050011 Class A, 0.28% (Liquidity Facility Citibank NA) (b)(f)	10,990,000	10,990,000
Series MS 2935, 0.38% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(f)	19,809,000	19,809,000
Series Putters 2848, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,835,000	10,835,000
Series Solar 06 86, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	21,985,000	21,985,000
Series 2008 B, 0.27% (Liquidity Facility Bank of America NA), VRDN (b)	84,705,000	84,705,000
Series 2008 C, 0.28% (Liquidity Facility Bayerische Landesbank), VRDN (b)	51,175,000	51,175,000
Series 2008 D, 0.28% (Liquidity Facility Bayerische Landesbank), VRDN (b)	5,240,000	5,240,000
Series 2008 E, 0.29% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	46,520,000	46,520,000
Nantucket Gen. Oblig. BAN 1.5% 2/25/11	18,100,000	18,168,814
Natick Gen. Oblig. BAN 1.5% 6/15/11	3,250,000	3,271,007
Northborough Gen. Oblig. BAN 1.5% 4/29/11	10,025,362	10,076,733
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Plymouth Gen. Oblig. BAN 1.5% 5/12/11	$ 11,750,000	$ 11,812,722
Scituate Gen. Oblig. BAN 1.25% 3/18/11	5,700,123	5,717,586
Shrewsbury Gen. Oblig. BAN:
Series 2008, 1.5% 11/19/10	6,800,000	6,803,168
1.5% 7/15/11	17,100,000	17,228,929
Stow Gen. Oblig. BAN 0.5% 2/1/11	5,260,000	5,262,051
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
Bonds Series 2010-1, 2.5% 11/1/11 (a)	4,710,000	4,805,284
Series 2008 1, 0.25%, LOC Lloyds TSB Bank PLC, VRDN (b)	91,485,000	91,485,000
Univ. of Massachusetts Bldg. Auth. Rev. Series 2008 3, 0.25%, LOC Bank of America NA, VRDN (b)	61,075,000	61,075,000
Waltham Gen. Oblig. BAN Series 2010, 1% 2/22/11	8,645,000	8,662,762
Weston Gen. Oblig. BAN 1.5% 2/4/11	12,000,000	12,035,674
Woburn Gen. Oblig. BAN 1.5% 4/8/11	4,000,000	4,017,226
		4,019,116,893
Nevada - 0.1%
Clark County Arpt. Rev. Series 2008 D2, 0.3%, LOC Landesbank Baden-Wuert, VRDN (b)	5,100,000	5,100,000
New Hampshire - 0.1%
Manchester Arpt. Rev. Series 2008, 0.38%, LOC RBS Citizens NA, VRDN (b)(e)	3,100,000	3,100,000
Pennsylvania - 0.1%
Delaware County Auth. Rev. (White Horse Village Proj.) Series 2006 B, 0.4%, LOC Citizens Bank of Pennsylvania, VRDN (b)	7,655,000	7,655,000
South Carolina - 0.1%
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (ACI Industries LLC Proj.) 0.44%, LOC Wells Fargo Bank NA, VRDN (b)(e)	4,480,000	4,480,000
Texas - 0.5%
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B2, 0.5%, LOC Compass Bank, VRDN (b)	12,400,000	12,400,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products & Chemicals, Inc. Proj.) 0.4%, VRDN (b)	10,000,000	10,000,000
		22,400,000
Utah - 0.3%
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series PT 4606, 0.32% (Liquidity Facility Deutsche Postbank AG) (b)(f)	13,365,000	13,365,000
Municipal Securities - continued
	Principal Amount	Value
Washington - 0.2%
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series Putters 3362, 0.43% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	$ 9,970,000	$ 9,970,000
West Virginia - 0.1%
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.35%, LOC Bank of America NA, VRDN (b)(e)	6,580,000	6,580,000
	Shares
Other - 12.4%
Fidelity Municipal Cash Central Fund, 0.30% (c)(d)	590,453,000	590,453,000
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $4,712,604,893)		4,712,604,893
NET OTHER ASSETS (LIABILITIES) - 1.1%		51,247,144
NET ASSETS - 100%		$ 4,763,852,037
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
RAN - REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 1,205,704
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At October 31, 2010, the cost of investment securities for income tax purposes was $4,712,604,893.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Massachusetts
AMT Tax-Free
Money Market Fund

Massachusetts AMT Tax-Free
Money Market
Institutional Class
Service Class

October 31, 2010

1.809100.106

SMA-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.8%
	Principal Amount	Value
Connecticut - 0.8%
Connecticut Hsg. Fin. Auth. Series 2004 D4, 0.25% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)	$ 13,240,000	$ 13,240,000
Florida - 0.1%
Palm Beach County Rev. (The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, 0.33%, LOC Bank of America NA, VRDN (a)	1,300,000	1,300,000
Maryland - 0.6%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Mercy Med. Ctr. Proj.) Series 2007 B, 0.29%, LOC Bank of America NA, VRDN (a)	9,300,000	9,300,000
Massachusetts - 85.6%
Auburn Gen. Oblig. BAN 1.5% 3/25/11	3,114,350	3,126,202
Billerica Gen. Oblig. BAN 1.5% 5/20/11	10,703,000	10,763,690
Burlington Gen. Oblig. BAN 1.5% 7/27/11	6,223,518	6,271,251
Chatham Gen. Oblig. BAN 1.5% 6/30/11	8,500,000	8,560,894
Chicopee Gen. Oblig. BAN 1% 12/1/10	11,440,032	11,445,653
Framingham Gen. Oblig. BAN 1.5% 6/17/11	10,700,000	10,773,188
Lynn Gen. Oblig. Bonds 5.375% 8/15/16 (Pre-Refunded to 8/15/11 @ 101) (d)	2,345,000	2,461,618
Massachusetts Participating VRDN Series Clipper 07 18, 0.31% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	54,100,000	54,100,000
Massachusetts Bay Trans. Auth.:
Bonds Series A, 5.8% 3/1/11	2,000,000	2,035,553
Series 1999, 0.3% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	21,385,000	21,385,000
Massachusetts Bay Trans. Auth. Assessment Rev. Participating VRDN Series DC 8031, 0.36% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	9,300,000	9,300,000
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN:
Series DC 8028, 0.38% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	3,752,000	3,752,000
Series DC 8030, 0.36% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	3,880,000	3,880,000
Series DCL 08 018, 0.38% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	4,975,000	4,975,000
Series DCL 08 26, 0.36% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	13,100,000	13,100,000
Series DCL 08 28, 0.36% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	5,600,000	5,600,000
Series DCL 08 29, 0.36% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	5,500,000	5,500,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Bay Trans. Auth. Sales Tax Rev.: - continued
Series B, 0.3% 4/7/11 (Liquidity Facility Fortis Banque SA), CP	$ 11,800,000	$ 11,800,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Participating VRDN Series BC 10 52B, 0.26% (Liquidity Facility Barclays Bank PLC) (a)(e)	9,620,000	9,620,000
Series 2010 A1, 0.24%, LOC Citibank NA, VRDN (a)	19,900,000	19,900,000
Series 2010 A3, 0.26%, LOC Bank of America NA, VRDN (a)	6,600,000	6,600,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Tammy Brook Apts. Proj.) Series 2009, 0.27%, LOC Freddie Mac, VRDN (a)	3,670,000	3,670,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Abby Kelley Foster Charter Pub. School Proj.) Series 2008, 0.27%, LOC TD Banknorth, NA, VRDN (a)	4,900,000	4,900,000
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 0.31%, LOC Banco Santander SA, VRDN (a)	3,600,000	3,600,000
(Boston Univ. Proj.) Series U2, 0.23%, LOC BNP Paribas SA, VRDN (a)	8,700,000	8,700,000
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 0.27%, LOC Banco Santander SA, VRDN (a)	3,500,000	3,500,000
(Childrens Museum Proj.) Series 2006, 0.38%, LOC RBS Citizens NA, VRDN (a)	12,000,000	12,000,000
(City Year Proj.) Series 2006, 0.5%, LOC Bank of America NA, VRDN (a)	8,425,000	8,425,000
(Ed. Lawrence Academy Proj.) Series 2003 A, 0.55%, LOC Bank of America NA, VRDN (a)	2,700,000	2,700,000
(Edgewood Retirement Cmnty. Proj.) Series 2000 A, 0.26%, LOC Bank of America NA, VRDN (a)	4,000,000	4,000,000
(Institute of Contemporary Art Proj.) Series 2004 A, 0.29%, LOC Bank of America NA, VRDN (a)	2,900,000	2,900,000
(Int'l. Fund For Animal Welfare, Inc. Proj.) Series 2006, 0.35%, LOC Bank of America NA, VRDN (a)	12,775,000	12,775,000
(Judge Rotenburg Ctr. Proj.) 0.35%, LOC Bank of America NA, VRDN (a)	1,600,000	1,600,000
(Lasell Village Proj.) Series 2007, 0.27%, LOC Bank of America NA, VRDN (a)	19,380,000	19,380,000
(Mary Ann Morse Healthcare Proj.) Series 2007, 0.39%, LOC Banco Santander SA, VRDN (a)	8,300,000	8,300,000
(Neighborhood House Charter Proj.) Series 2003 A, 0.27%, LOC Bank of America NA, VRDN (a)	7,100,000	7,100,000
(Olin College Proj.) Series 2008 C2, 0.33%, LOC RBS Citizens NA, VRDN (a)	25,900,000	25,900,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Saint Mark's School Proj.) Series 2004, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	$ 4,805,000	$ 4,805,000
(Simmons College Proj.) Series G, 0.28%, LOC TD Banknorth, NA, VRDN (a)	16,175,000	16,175,000
(Smith College Proj.) Series 2007, 0.26% (Liquidity Facility Bank of America NA), VRDN (a)	7,200,000	7,200,000
(Williston Northampton School Proj.) Series 2010, 0.29%, LOC Bank of America NA, VRDN (a)	2,700,000	2,700,000
(Worcester Polytechnic Institute Proj.) Series A, 0.35%, LOC TD Banknorth, NA, VRDN (a)	23,745,000	23,745,000
(YMCA of Greater Boston Proj.):
Series 2004 A, 0.27%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	8,400,000	8,400,000
Series 2007, 0.27%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	8,345,000	8,345,000
Series 2001, 0.3% 12/7/10, LOC JPMorgan Chase Bank, CP	4,397,000	4,397,000
0.32% 12/7/10, LOC Bank of America NA, CP	2,707,000	2,707,000
Massachusetts Gen. Oblig.:
Participating VRDN:
Series Clipper 07 06, 0.31% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	17,900,000	17,900,000
Series Clipper 07 39, 0.31% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	26,900,000	26,900,000
Series EGL 07 0149, 0.28% (Liquidity Facility Citibank NA) (a)(e)	13,700,000	13,700,000
Series Putters 2022, 0.33% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	13,955,000	13,955,000
Series Putters 2648, 0.33% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,700,000	3,700,000
Series Putters 3699, 0.31% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,600,000	4,600,000
Series SG 126, 0.28% (Liquidity Facility Societe Generale) (a)(e)	4,510,000	4,510,000
(Central Artery Proj.) Series 2000 A, 0.28% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	11,200,000	11,200,000
RAN:
Series 2010 A, 2% 4/28/11	16,200,000	16,333,940
Series 2010 C, 2% 6/23/11	10,475,000	10,587,450
Series 1997 B, 0.28% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	37,145,000	37,145,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 1998 A, 0.28% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	$ 11,615,000	$ 11,615,000
Series 2001 B, 0.29% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	68,900,000	68,900,000
Series 2001 C, 0.26% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	25,815,000	25,815,000
Series H, 0.3% 11/4/10 (Liquidity Facility Bank of Nova Scotia New York Branch), CP	10,000,000	10,000,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds (Partners HealthCare Sys. Proj.) Series 2008 H2:
0.33% tender 3/3/11, CP mode	18,000,000	18,000,000
0.34% tender 11/2/10, CP mode	7,020,000	7,020,000
Participating VRDN:
Series BA 08 3320, 0.3% (Liquidity Facility Bank of America NA) (a)(e)	6,190,000	6,190,000
Series BA 08 3503, 0.3% (Liquidity Facility Bank of America NA) (a)(e)	5,550,000	5,550,000
Series BBT 08 54, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	6,300,000	6,300,000
Series BBT 08 56, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	7,500,000	7,500,000
Series Clipper 07 08, 0.28% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	4,200,000	4,200,000
Series Floaters 3115, 0.27% (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	4,290,000	4,290,000
Series PT 4633, 0.28% (Liquidity Facility Deutsche Postbank AG) (a)(e)	15,760,000	15,760,000
Series Putters 3163, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	9,655,000	9,655,000
Series Putters 3529, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	10,000,000	10,000,000
Series Putters 3530, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	11,495,000	11,495,000
Series Putters 3650, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,200,000	3,200,000
Series SGB 42, 0.28% (Liquidity Facility Societe Generale) (a)(e)	8,700,000	8,700,000
(Baystate Health Sys. Proj.) Series 2009 J2, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	3,250,000	3,250,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 0.26%, LOC Bank of America NA, VRDN (a)	41,815,000	41,815,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Boston Univ. Proj.) Series H, 0.25%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	$ 2,700,000	$ 2,700,000
(Children's Hosp. Proj.) Series 2010 N4, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	1,000,000	1,000,000
(CIL Realty of Massachusetts Proj.) Series 2007, 0.23%, LOC HSBC Bank USA, NA, VRDN (a)	7,900,000	7,900,000
(Endicott College Proj.) Series 2004 D, 0.35%, LOC Bank of America NA, VRDN (a)	3,500,000	3,500,000
(Harvard Vanguard Med. Associates Proj.) Series 2004, 0.24%, LOC TD Banknorth, NA, VRDN (a)	29,880,000	29,880,000
(Home for Little Wanderers Proj.) Series B, 0.29%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	3,650,000	3,650,000
(Lowell Gen. Hosp. Proj.) Series 2010 D, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	11,025,000	11,025,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	9,600,000	9,600,000
(Peabody Essex Museum Proj.) Series 2002, 0.35%, LOC Bank of America NA, VRDN (a)	8,325,000	8,325,000
Bonds:
(Northeastern Univ. Proj.) Series 2008 T3, 0.6%, tender 2/17/11 (a)	6,900,000	6,900,000
(Williams College Proj.) 0.45%, tender 4/7/11 (a)	7,700,000	7,701,106
Series B, 0.4%, LOC RBS Citizens NA, VRDN (a)	7,320,000	7,320,000
0.28% 12/7/10, CP	8,180,000	8,180,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. Participating VRDN Series Putters 3145, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	15,550,000	15,550,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.8% tender 11/1/10, CP mode	600,000	600,000
Series 1993 A, 0.8% tender 11/1/10, CP mode	5,000,000	5,000,000
Series 1993 B, 0.9% tender 11/5/10, CP mode	2,200,000	2,200,000
Massachusetts Indl. Fin. Agcy. Rev. (Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 0.26%, LOC Bank of America NA, VRDN (a)	4,455,000	4,455,000
Massachusetts Port Auth. Rev.:
Participating VRDN Series Solar 06 108, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	9,300,000	9,300,000
Series 2003 A, 0.29% 12/10/10, LOC Bank of New York, New York, CP	10,000,000	10,000,000
Series 2008 A, 0.27%, LOC Bank of America NA, VRDN (a)	11,700,000	11,700,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
ROC II R 12193, 0.28% (Liquidity Facility Citibank NA) (a)(e)	$ 5,115,000	$ 5,115,000
Series EGL 07 0033, 0.28% (Liquidity Facility Citibank NA) (a)(e)	19,800,000	19,800,000
Series EGL 07 0067, 0.28% (Liquidity Facility Citibank NA) (a)(e)	19,100,000	19,100,000
Series EGL 07 0092, 0.28% (Liquidity Facility Citibank NA) (a)(e)	15,700,000	15,700,000
Series Putters 1052Z, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,995,000	2,995,000
Series Putters 1197, 0.31% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,215,000	7,215,000
Series Putters 1920, 0.33% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,985,000	7,985,000
Series Putters 2286, 0.33% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	15,505,000	15,505,000
Series Putters 2479Z, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,000,000	2,000,000
Series Putters 2857, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	8,545,000	8,545,000
Series Putters 3689, 0.33% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,000,000	5,000,000
Massachusetts Tpk. Auth. Western Tpk. Rev. Participating VRDN 0.28% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	3,000,000	3,000,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series BBT 08 58, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	12,430,000	12,430,000
Series PT 4644, 0.28% (Liquidity Facility Deutsche Postbank AG) (a)(e)	5,500,000	5,500,000
Series Putters 2847, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,130,000	4,130,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN:
Series DCL 07 001, 0.36% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	13,730,000	13,730,000
Series EGL 06 0097, 0.28% (Liquidity Facility Citibank NA) (a)(e)	15,345,000	15,345,000
Series MS 2935, 0.38% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(e)	11,411,000	11,411,000
Series Putters 2848, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,895,000	2,895,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.: - continued
Series 2008 C, 0.28% (Liquidity Facility Bayerische Landesbank), VRDN (a)	$ 25,535,000	$ 25,535,000
Nantucket Gen. Oblig. BAN 1.5% 2/25/11	6,816,500	6,842,416
Shrewsbury Gen. Oblig. BAN 1.5% 7/15/11	5,800,000	5,843,730
Somerville Gen. Oblig. BAN 1% 2/24/11	6,729,200	6,740,744
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 0.25%, LOC Lloyds TSB Bank PLC, VRDN (a)	86,000,000	86,000,000
Univ. of Massachusetts Bldg. Auth. Rev. Series 2008 3, 0.25%, LOC Bank of America NA, VRDN (a)	39,800,000	39,800,000
Weston Gen. Oblig. BAN 1.5% 2/4/11	9,212,000	9,240,648
		1,396,550,083
Nevada - 0.1%
Clark County Arpt. Rev. Series 2008 D2, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	2,500,000	2,500,000
Pennsylvania - 0.1%
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People Northeast, Inc. Proj.) Series 2006, 0.4%, LOC Citizens Bank of Pennsylvania, VRDN (a)	915,000	915,000
Rhode Island - 0.4%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Rhode Island School of Design Proj.) Series 2008 A, 0.28%, LOC Bank of America NA, VRDN (a)	7,310,000	7,310,000
	Shares
Other - 12.1%
Fidelity Tax-Free Cash Central Fund, 0.28% (b)(c)	198,131,389	198,131,389
TOTAL MUNICIPAL SECURITIES		1,629,246,472
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $1,629,246,472)		1,629,246,472
NET OTHER ASSETS (LIABILITIES) - 0.2%		2,685,343
NET ASSETS - 100%		$ 1,631,931,815
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition each Fidelity Central Fund's financial statements, which are not covered by the Fund's report of Independent Registered Accounting Firm, are available on the SEC's website or upon request.

(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 341,227
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At October 31, 2010, the cost of investment securities for income tax purposes was $1,629,246,472.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Massachusetts Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 30, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2010